Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2012
Goodwill And Intangible Assets [Line Items]
Impairment charges	$ 2,837,000	$ 138,435,000	$ 138,435,000	$ 573,180,000	$ 185,240,000
Amortization expense			140,000,000	159,000,000	159,000,000
Travelocity [Member]
Goodwill And Intangible Assets [Line Items]
Impairment charges						564,000,000
Accumulated goodwill impairment charges			1,383,000,000	1,247,000,000		1,247,000,000
Travelocity [Member] | North America [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill			9,000,000
Goodwill Impairment			96,000,000				58,000,000
Impairments on long lived assets						281,000,000
Impairment charges					173,000,000
Travelocity [Member] | North America [Member] | Computer equipment [Member]
Goodwill And Intangible Assets [Line Items]
Impairments on long lived assets						7,000,000
Travelocity [Member] | North America [Member] | Capitalized Implementation Costs [Member]
Goodwill And Intangible Assets [Line Items]
Impairments on long lived assets						6,000,000
Travelocity [Member] | North America [Member] | Software For Internal Use [Member]
Goodwill And Intangible Assets [Line Items]
Impairments on long lived assets						30,000,000
Travelocity [Member] | Europe [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill Impairment			40,000,000			65,000,000	5,000,000
Impairments on long lived assets						154,000,000
Impairment charges					12,000,000
Travelocity [Member] | Europe [Member] | Computer equipment [Member]
Goodwill And Intangible Assets [Line Items]
Impairments on long lived assets						4,000,000
Travelocity [Member] | Europe [Member] | Software For Internal Use [Member]
Goodwill And Intangible Assets [Line Items]
Impairment of definite lived intangible assets			2,000,000
Impairments on long lived assets						11,000,000
Holiday Autos [Member] | Other intangible assets [Member]
Goodwill And Intangible Assets [Line Items]
Impairment of definite lived intangible assets			1,000,000
Holiday Autos [Member] | Europe [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill			$ 36,000,000